Supplemental Quarterly Information	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Supplemental Quarterly Information

The following table presents a summary of the Partnership's operating results by quarter for the years ended December 31, 2011 and 2010. The Partnership's operating results reflect the operations of the Partnership assets from the dates of common control, unless otherwise noted, and have been recast to include results attributable to the Bison and MGR assets, as applicable. See Note 2. Acquisitions in the Notes to Consolidated Financial Statements under Item 8 of Exhibit 99.3 to this Current Report on Form 8-K.

	First	Second	Third	Fourth
thousands except per-unit amounts	Quarter	Quarter	Quarter	Quarter
2011
Revenues	$180,842	$209,680	$217,546	$215,197
Operating income	$50,972	$58,181	$53,946	$46,094
Net income attributable to Western Gas Partners, LP	$43,897	$45,026	$45,306	$40,014
Net income per common unit – basic and diluted (1)	$0.43	$0.40	$0.41	$0.35
Net income per subordinated unit – basic and diluted (1)	$0.41	$0.38	$—	$—
2010
Revenues	$171,195	$165,915	$163,139	$163,025
Operating income	$42,729	$44,394	$41,335	$49,530
Net income attributable to Western Gas Partners, LP	$34,447	$33,890	$36,189	$41,666
Net income per common unit – basic and diluted (1)	$0.37	$0.35	$0.44	$0.48
Net income per subordinated unit – basic and diluted (1)	$0.37	$0.35	$0.44	$0.44

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(1)       Represents net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 1. Summary of Significant Accounting Policies in the Notes to Consolidated Financial Statements under Item 8 of Exhibit 99.3 to this Current Report on Form 8-K). In addition, all subordinated units were converted to common units on a one-for-one basis on August 15, 2011. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units is deemed to have occurred on July 1, 2011. See Note 4. Equity and Partners' Capital in the Notes to Consolidated Financial Statements under Item 8 of Exhibit 99.3 to this Current Report on Form 8-K.